Other Income and Expenses (Details) - Schedule of finance income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Finance Income [Abstract]
Bank interest income	¥ 33	¥ 34	¥ 45
Interest income on loans receivable			1,527
Interest income on net investments in subleases	1	45	49
Total finance income	¥ 34	¥ 79	¥ 1,621